LICENSE AGREEMENTS	12 Months Ended
Dec. 31, 2020
Research and Development [Abstract]
LICENSE AGREEMENTS	LICENSE AGREEMENTS
The Invention Science Fund I, LLC
The Company entered into a contribution and license agreement for Pharmaceutical Field of Use, or FOU, with The Invention Science Fund I, LLC, or ISF, in February 2015, as amended on February 28, 2018, or ISF Contribution and License Agreement. The ISF Contribution and License Agreement superseded an original contribution and license agreement between the Company and ISF dated December 31, 2013. Under the ISF Contribution and License Agreement, ISF granted the Company certain licenses under specified patent rights to develop and commercialize licensed products either independently and/or with a drug combination products for use in connection with the treatment of central nervous system disorders. The ISF Contribution and License Agreement contains minimum annual royalty obligations. To the extent there are sales of a licensed product, the Company is required to pay low-single-digit royalties on net revenue. For the years ended December 31, 2020 and 2019, the Company recorded $800 and $104, respectively, in minimum royalty fees that are included in the cost of product revenue in our consolidated statements of operations and comprehensive loss. For the year ended December 31, 2019, prior to the termination of the Sandoz Agreement, we recorded $446 in research and development expenses related to this license agreement.
Red 5 Group, LLC
In January 2015, the Company entered into a software license agreement with Red 5 Group, LLC, or Red 5, and in March 2018, the parties entered into an amended and restated software license agreement, or Amended Red 5 Group License. Under the original software license agreement, Red 5 licensed the Company certain technology and materials relating to the treatment of psychological and substance use disorders, pursuant to which the Company, received, inter alia, an exclusive, worldwide, sublicensable, royalty-bearing license to develop and commercialize integrated products incorporating the licensed technology and materials. The Company agreed to use commercially reasonable efforts to develop integrated products in accordance with the development plan, to introduce any integrated products that gain regulatory approval into the commercial markets, to market integrated products that have gained regulatory approval following such introduction into the market, and to make integrated products that have gained regulatory approval reasonably available to the public.
In March 2018, pursuant to the Amended Red 5 Group License, the parties expanded the scope of exclusivity of the license, increased certain specified annual license maintenance fees, and required the Company to pay Red 5 an amendment fee, which was paid in April 2018. On July 1, 2021, the parties amended the Amended Red 5 Group License to further clarify certain terms and increase the royalty rate by a de minimis amount.
To the extent achieved, the Company is obligated to pay up to an aggregate of $400 if certain milestones related to product regulatory approval and commercial sales are achieved in respect to a software/drug combination, which is not currently being pursued by the Company. To the extent there are sales of an integrated product, the Company is required to pay single-digit royalties on net revenues. The Company is entitled to certain reductions and offsets against its royalty and milestone payment obligations, including the annual license maintenance fees. For the years ended December 31, 2020 and 2019, the Company recorded $103 and $503, respectively, in annual license maintenance fees and/or royalties related to the Amended Red 5 Group License. The terms of the Amended Red 5 Group License continue in perpetuity unless sooner terminated in accordance with its terms.
BeHealth Solutions, LLC
In March 2018, the Company and BeHealth Solutions, LLC, or BeHealth, entered into an assignment, license and services agreement, or the BeHealth Agreement, as well as a consulting agreement. The BeHealth Agreement closed in June 2018 and the Company paid an up-front fee. Under the BeHealth Agreement, the Company obtained license rights to certain technology and materials relating to a therapeutic treatment for insomnia. The consulting agreement is for services to be charged on a time-and-materials basis.
During the year ended December 31, 2020, the Company paid a milestone payment to BeHealth of $750 upon the FDA’s marketing authorization of Somryst, a PDT intended for use in the treatment of adults with chronic insomnia. The milestone payment was capitalized in other long-term assets in the accompanying consolidated balance sheet as of December 31, 2020 and amortized on a straight-line basis to cost of product revenue over the estimated useful life or five years. The Company may be obligated to issue BeHealth a warrant for the purchase of the Company’s common stock in the event (i) the Company attains a commercial milestone under the BeHealth Agreement and (ii) BeHealth elects to receive the warrant in lieu of cash in such instance. The Company has determined the fair value of the contingently issuable warrants at each valuation date to be de minimis. During the year ended December 31, 2019, the Company paid a milestone payment to BeHealth of $750 upon the FDA’s acceptance of a filing seeking marketing authorization for Somryst that was recorded as research and development expense in the accompanying consolidated statement of operations and comprehensive loss.
The Company could be obligated to make payments of up to an additional $27,000 in the aggregate upon achievement of various commercial milestones and a mid-to-high-single-digit royalty on net sales. For the years ended December 31, 2020 and 2019, the Company paid de minimis royalties related to the BeHealth Agreement.
The BeHealth Agreement continues in force until the expiration of all milestone and royalty payment obligations, unless terminated earlier in accordance with its terms.